N-2	May 13, 2026 shares
Cover [Abstract]
Entity Central Index Key	0001756908
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	PIMCO Dynamic Income Strategy Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Outstanding Common Shares
PDX	44,706,947.00
RCS	47,222,687.61
PGP	11,587,681.44
PHK	186,466,680.01
PDI	461,564,414.04
PFL	49,730,474.99
PFN	98,600,105.87

PIMCO Dynamic Income Strategy Fund ("PDX") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PDX
PIMCO Strategic Income Fund, Inc. ("RCS") [Member]
Cover [Abstract]
Entity Central Index Key	0000916183
Entity Registrant Name	PIMCO Strategic Income Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	RCS
PIMCO Global StocksPLUS & Income Fund ("PGP") [Member]
Cover [Abstract]
Entity Central Index Key	0001318025
Entity Registrant Name	PIMCO Global StocksPLUS & Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PGP
PIMCO High Income Fund ("PHK") [Member]
Cover [Abstract]
Entity Central Index Key	0001219360
Entity Registrant Name	PIMCO High Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PHK
PIMCO Dynamic Income Fund ("PDI") [Member]
Cover [Abstract]
Entity Central Index Key	0001510599
Entity Registrant Name	PIMCO Dynamic Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PDI
PIMCO Income Strategy Fund ("PFL") [Member]
Cover [Abstract]
Entity Central Index Key	0001244183
Entity Registrant Name	PIMCO Income Strategy Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PFL
PIMCO Income Strategy Fund II PFN [Member]
Cover [Abstract]
Entity Central Index Key	0001296250
Entity Registrant Name	PIMCO Income Strategy Fund II
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PFN
Common Shares [Member] | PIMCO Dynamic Income Strategy Fund ("PDX") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	44,706,947
Common Shares [Member] | PIMCO Strategic Income Fund, Inc. ("RCS") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	47,222,687.61
Common Shares [Member] | PIMCO Global StocksPLUS & Income Fund ("PGP") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	11,587,681.44
Common Shares [Member] | PIMCO High Income Fund ("PHK") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	186,466,680.01
Common Shares [Member] | PIMCO Dynamic Income Fund ("PDI") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	461,564,414.04
Common Shares [Member] | PIMCO Income Strategy Fund ("PFL") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	49,730,474.99
Common Shares [Member] | PIMCO Income Strategy Fund II PFN [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	98,600,105.87